Financial Risk Management - Additional Information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Financial investments at fair value through profit or loss
Basis points change in interest rates	100.00%
Increase (decrease) in profit or loss	€ 665,000	€ 907,000
Capital commitments			€ 0
Percentage Of Increase Decrease In Warrant Price	10.00%
Warrants [member]
Financial investments at fair value through profit or loss
Adjustments for increase (decrease) in derivative financial liabilities	€ 731,000		9,000
Other price risk [member]
Financial investments at fair value through profit or loss
Financial investments at fair value through profit or loss	€ 7,305,000		€ 70,000